Capital adequacy and liquidity situation	6 Months Ended
Jun. 30, 2024
Capital adequacy and liquidity situation
Capital adequacy and liquidity situation

Note 10. Capital adequacy and liquidity situation

The capital adequacy analysis relates to the parent company AB Svensk Exportkredit. The information is disclosed according to FFFS 2014:12, FFFS 2008:25 and FFFS 2010:7. For further information on capital adequacy and risks, see Note 30 to the annual financial statements included in SEK’s 2023 Annual Report on Form 20-F and see SEK’s 2023 Capital Adequacy and Risk Management (Pillar 3) Report.

Capital Adequacy Analysis

	June 30, 2024	December 31, 2023
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	22.6	21.3
Tier 1 capital ratio	22.6	21.3
Total capital ratio	22.6	21.3

1

Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds – adjusting items and Minimum capital requirements exclusive of buffer.

	June 30, 2024		December 31, 2023
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	8,074	8.0	8,377	8.0
of which Tier 1 requirement of 6 percent	6,055	6.0	6,283	6.0
of which minimum requirement of 4.5 percent	4,541	4.5	4,712	4.5
Pillar 2 capital requirements[3]	3,704	3.7	3,843	3.7
Common Equity Tier 1 capital available to meet buffer requirements[4]	11,031	10.9	10,084	9.6
Capital buffer requirements	4,143	4.1	4,271	4.1
of which Capital conservation buffer	2,523	2.5	2,618	2.5
of which Countercyclical buffer	1,620	1.6	1,653	1.6
Pillar 2 guidance[5]	1,514	1.5	1,571	1.5
Total risk-based capital requirement including Pillar 2 guidance	17,435	17.3	18,062	17.2

1	Expressed as a percentage of total risk exposure amount.
2

The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013, on prudential requirements for credit institutions and investment firms) and amending Regulation (EU) No 648/2012).

3

Individual Pillar 2 requirement of 3.67 percent calculated on the total risk exposure amount, according to the decision from the latest Swedish FSA Supervisory Review and Evaluation Process (“SREP”) on September 29, 2021.

4

Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK covers all minimum requirements with CET1 capital, that is 4.5 percent, 1.5 percent and 2 percent) and after the Pillar 2 requirements (3.67 percent).

5

The Swedish FSA notified SEK on September 29, 2021, within the latest SREP, that in addition to the capital requirements according to Regulation (EU) no 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.50 percent of the total risk-weighted exposure amount. The Pillar 2 guidance is not a binding requirement.

	June 30, 2024	December 31, 2023
Leverage ratio[1]	Skr mn	Skr mn
On-balance sheet exposures	252,636	232,462
Off-balance sheet exposures	8,747	8,529
Total exposure measure	261,383	240,991
Leverage ratio[2]	8.7%	9.3%

1	The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.
2	Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	June 30, 2024		December 31, 2023
Total Leverage ratio requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	7,841	3.0	7,230	3.0
Pillar 2 guidance[2]	393	0.2	361	0.2
Total capital requirement relating to Leverage ratio including Pillar 2 guidance	8,234	3.2	7,591	3.2

1	Expressed as a percentage of total exposure amount.
2

The Swedish FSA has on September 29, 2021, notified SEK, within the latest SREP, that SEK may hold additional capital (Pillar 2 guidance) of 0.15 percent calculated on the total Leverage ratio exposure measure. The Pillar 2 guidance is not a binding requirement.

Own funds – Adjusting items

	June 30,	December 31,
Skr mn	2024	2023
Share capital	3,990	3,990
Retained earnings	18,382	17,403
Accumulated other comprehensive income and other reserves	240	234
Independently reviewed profit net of any foreseeable charge or dividend	454	972
Common Equity Tier 1 (CET1) capital before regulatory adjustments	23,066	22,599
Additional value adjustments due to prudent valuation[1]	-91	-85
Intangible assets	-26	-34
Fair value reserves related to gains or losses on cash flow hedges	34	47
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	26	28
Negative amounts resulting from the calculation of expected loss amounts	-164	-221
Insufficient coverage for non-performing exposures	-55	-12
Total regulatory adjustments to Common Equity Tier 1 capital	-276	-277
Total Common Equity Tier 1 capital	22,790	22,322
Total Own funds	22,790	22,322

1

During the fourth quarter of 2023, SEK switched accounting method from the core approach to the simplified approach for prudent valuation in accordance with Article 4 of the Delegated Regulation (EU) no 2016/101.

Minimum capital requirements exclusive of buffer

	June 30, 2024			December 31, 2023
			Minimum			Minimum
		Risk exposure	capital		Risk exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk standardized method
Corporates	4,767	4,756	381	4,219	4,206	337
Exposures in default	109	126	10	77	77	6
Total credit risk standardized method	4,876	4,882	391	4,296	4,283	343
Credit risk IRB method
Central Governments	235,442	10,304	825	211,650	9,416	753
Financial institutions[2]	33,896	5,989	479	33,236	6,580	526
Corporates[3]	145,720	72,139	5,771	144,559	76,038	6,083
Assets without counterparty	367	367	29	284	284	23
Total credit risk IRB method	415,425	88,799	7,104	389,729	92,318	7,385
Credit valuation adjustment risk	n.a.	1,974	158	n.a.	2,490	199
Foreign exchange risk	n.a.	824	66	n.a.	1,174	94
Commodities risk	n.a.	0	0	n.a.	7	1
Operational risk	n.a.	4,442	355	n.a.	4,442	335
Total	420,301	100,921	8,074	394,025	104,714	8,377

1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2

Of which counterparty risk in derivatives: EAD Skr 6,106 million (year-end 2023: Skr 7,127 million), Risk exposure amount of Skr 1,574 million (year-end 2023: Skr 2,167 million) and Capital requirement of Skr 126 million (year-end 2023: Skr 173 million).

3

Of which related to specialized lending: EAD Skr 7,595 million (year-end 2023: Skr 7,315 million), Risk exposure amount of Skr 4,996 million (year-end 2023: Skr 5,757 million) and Capital requirement of Skr 400 million (year-end 2023: Skr 461 million).

Credit risk

For classification and quantification of credit risk, SEK uses the internal ratings-based (IRB) approach. Specifically, SEK applies the Foundation Approach. Under the Foundation Approach, the company determines the PD within one year for each of its counterparties, while the remaining parameters are established in accordance with CRR. Application of the IRB approach requires the Swedish FSA’s permission and is subject to ongoing supervision. Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach, and, instead, the standardized approach is applied. Counterparty risk exposure amounts in derivatives are calculated in accordance with the standardized approach for counterparty credit risk.

Credit valuation adjustment risk

Credit valuation adjustment risk is calculated for all over-the-counter derivative contracts, except for credit derivatives used as credit protection and transactions with a qualifying central counterparty. SEK calculates this capital requirement according to the standardized approach.

Foreign exchange risk

Foreign exchange risk is calculated according to the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodities risk

Capital requirements for commodity risk are calculated in accordance with the simplified approach under the standardized approach. The scenario approach is used for calculating the gamma and volatility risks.

Operational risk

Capital requirement for operational risk is calculated according to the standardized approach. The company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor depending on the business area by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three financial years for each business area.

Transitional rules

The capital adequacy ratios reflect the full impact of IFRS 9 as no transitional rules for IFRS 9 were utilized.

Capital buffer requirements

SEK expects to meet capital buffer requirements with Common Equity Tier 1 capital. The mandatory capital conservation buffer is 2.5 percent. The countercyclical buffer rate that is applied to exposures located in Sweden was increased from 1 percent to 2 percent as of June 22, 2023. As of June 30, 2024, the capital requirement related to relevant exposures in Sweden was 74 percent (year-end 2023: 73 percent) of the total relevant capital requirement regardless of location; this fraction is also the weight applied on the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. Buffer rates applicable in other countries may have effects on SEK, but as most capital requirements for SEK’s relevant credit exposures are related to Sweden, the potential effect is limited. As of June 30, 2024, the contribution to SEK’s countercyclical buffer from buffer rates in other countries was 0.13 percentage points (year-end 2023: 0.13 percentage points). SEK has not been classified as a systemically important institution by the Swedish FSA. The capital buffer requirements for systemically important institutions that came into force on January 1, 2016, therefore do not apply to SEK.

Pillar 2 guidance

The Swedish FSA will in connection with the Supervisory Review and Evaluation Process (SREP) determine appropriate levels for the institution’s own funds. The Swedish FSA will then inform the institution of the differences between the appropriate levels and requirements under the Supervisory Regulation, the Buffer Act and the Pillar 2 requirements. These notifications are called Pillar 2 guidance. The Pillar 2 guidance covers both the risk-based capital requirement and the leverage ratio requirement.

Internally assessed economic capital

	June 30,	December 31,
Skr mn	2024	2023
Credit risk	7,302	7,350
Operational risk	434	434
Market risk	1,053	1,065
Other risks	158	199
Capital planning buffer	1,700	1,700
Total	10,647	10,748

SEK regularly conducts an internal capital adequacy assessment process, during which the company determines how much capital is needed in order to cover its risks. The result of SEK’s assessment of capital adequacy is presented above. For more information regarding the internal capital adequacy assessment process and its methods, see the Risk and Capital management section of SEK’s 2023 Annual Report on Form 20-F.

Liquidity Coverage Ratio

	June 30,	December 31,
Skr bn, 12-month average	2024	2023
Total liquid assets	69.0	73.9
Net liquidity outflows[1]	15.1	16.4
Liquidity outflows	26.1	29.3
Liquidity inflows	11.8	13.9
Liquidity Coverage Ratio	602%	605%

1

Net liquidity outflows are calculated as the net of liquidity outflows and capped liquidity inflows. Capped liquidity inflows are calculated in accordance with article 425 of CRR (EU 575/2013) and article 33 of the Commission Delegated Regulation (EU) 2015/61.

Information on Liquidity Coverage Ratio (LCR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.

Net Stable Funding Ratio

	June 30,	December 31,
Skr bn	2024	2023
Available stable funding	274.7	276.3
Requiring stable funding	205.9	210.5
Net Stable Funding Ratio	133%	131%

Information on Net Stable Funding Ratio (NSFR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.

Liquidity reserve[1]

	June 30, 2024					December 31, 2023
Skr bn	Total	Skr	EUR	USD	Other	Total	Skr	EUR	USD	Other
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	24.8	8.0	6.7	10.1	—	24.1	8.0	3.9	11.9	0.3
Securities issued or guaranteed by municipalities or other public entities	24.7	5.8	6.1	12.8	—	16.5	5.0	4.7	6.8	—
Covered bonds issued by other institutions	12.8	12.8	—	—	—	12.7	12.7	—	—	—
Balances with National Debt Office	9.5	9.5	—	—	—	1.0	1.0	—	—	—
Total liquidity reserve	71.8	36.1	12.8	22.9	—	54.3	26.7	8.6	18.7	0.3

1	The liquidity reserve is a part of SEK's liquidity investments.

Information on Liquidity reserve is included in accordance with the Commission Delegated Regulation (EU) 2015/61.